UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

Segall Bryant & Hamill Mid Cap Fund
Schedule of Investments at July 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 96.69%	Market Value

	Advertising: 1.86%
7,075	Lamar Advertising Co.*	$ 284,486

	Aerospace/Defense: 1.35%
6,025	Rockwell Collins, Inc.	206,175

	Banks: 8.09%
4,075	City National Corp.	262,838
5,525	Comerica, Inc.	323,047
5,525	Northern Trust Corp.	221,718
11,100	SouthTrust Corp.	430,569
		1,238,172

	Broadcasting-Media: 3.25%
5,100	Liberty Media International, Inc. - Class A*	159,018
1,020	Liberty Media International, Inc. - Class A Rights*	6,130
11,450	Univision Communications, Inc. - Class A*	331,706
		496,854

	Computer Products/Services: 6.96%
6,475	Affiliated Computer Services, Inc. - Class A*	336,054
2,175	CDW Corp.	139,853
4,400	Diebold, Inc.	202,840
10,325	SunGard Data Systems, Inc.*	240,676
7,650	VERITAS Software Corp.*	145,809
		1,065,232

	Consumer Products: 3.61%
9,050	Pactiv Corp.*	213,399
12,650	Rayovac Corp.*	338,134
		551,533

	Electronics: 3.20%
6,550	Altera Corp.*	136,371
5,300	Jabil Circuit, Inc.*	115,275
8,225	Microchip Technology, Inc.	238,278
		489,924

	Engineering: 2.12%
8,125	Jacobs Engineering Group, Inc.*	324,837

	Financial: 4.93%
4,660	Ambac Financial Group, Inc.	331,373
5,185	Eaton Vance Corp.	196,719
7,225	Jefferies Group, Inc. (New)	226,431
		754,523

	Financial Guarantee Insurance: 1.10%
2,375	MGIC Investment Corp.	168,625

	Food: 2.20%
13,550	Performance Food Group Co.*	335,769

Segall Bryant & Hamill Mid Cap Fund
Schedule of Investments at July 31, 2004 (Unaudited) continued

Shares	COMMON STOCKS: 96.69%	Market Value
	Healthcare: 4.87%
3,950	Biomet, Inc.	$ 173,761
5,350	Charles River Laboratories International, Inc.*	241,125
5,925	Respironics, Inc.*	330,141
		745,027

	Industrial Gases: 1.57%
4,650	Air Products and Chemicals, Inc.	240,638

	Insurance: 1.23%
5,550	Principal Financial Group, Inc.	188,644

	Internet: 1.24%
6,325	Avocent Corp.*	189,371

	Laboratory Equipment/Instruments: 1.73%
4,550	Fisher Scientific International, Inc.*	264,810

	Leisure: 1.57%
5,600	Royal Caribbean Cruises, Ltd.#	239,400

	Lodging: 1.30%
4,075	Marriott International, Inc. - Class A	198,860

	Manufacturing: 10.80%
5,000	Danaher Corp.	253,250
10,987	Graco, Inc.	345,871
9,525	Littelfuse, Inc.*	369,570
5,475	Mettler-Toledo International, Inc.*	228,307
8,125	Roper Industries, Inc.	455,000
		1,651,998

	Personal Care: 1.26%
4,375	The Estee Lauder Companies, Inc. - Class A	192,062

	Petroleum: 5.67%
6,080	Apache Corp.	282,902
9,650	Global Santa Fe Corp.#	264,410
5,490	Smith International, Inc.*	319,957
		867,269

	Pharmaceuticals: 1.21%
7,175	Hospira, Inc.*	185,904

	Power Supply Equipment: 1.14%
11,525	American Power Conversion Corp.	174,028

	Radio: 1.63%
16,100	Radio One, Inc. - Class A*	248,745

	Retail: 5.05%
10,250	Family Dollar Stores, Inc.	285,565
5,250	Kohl's Corp.*	240,240
6,101	O'Reilly Automotive, Inc.*	247,029
		772,834

Segall Bryant & Hamill Mid Cap Fund
Schedule of Investments at July 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 96.69%	Market Value
	Services: 7.42%
6,300	ChoicePoint, Inc.*	$ 264,600
6,875	Cintas Corp.	288,475
9,515	Ecolab, Inc.	290,207
10,475	Robert Half International, Inc.	291,414
		1,134,696

	Technology: 3.34%
7,985	Intuit, Inc.*	298,958
16,162	Symbol Technologies, Inc.	211,561
		510,519

	Telecommunication Equipment: 1.25%
17,625	Andrew Corp.*	191,231

	Transportation: 2.24%
7,850	C.H. Robinson Worldwide, Inc.	343,281

	Waste Disposal: 3.50%
10,225	Republic Services, Inc.	292,435
4,950	Stericycle, Inc.*	242,550
		534,985

	Total Common Stocks (Cost $12,863,494)	14,790,432

Shares	SHORT-TERM INVESTMENTS: 3.32%	Market Value

508,419	Federated Cash Trust Money Market (Cost $508,419)	$ 508,419

	Total Investments in Securities (Cost $13,371,913): 100.01%	15,298,851
	Liabilities in Excess of Other Assets: (0.01%)	(2,357)
	Net Assets: 100.00%	$ 15,296,494

* Non-income producing security.
# U.S. exchange traded security of a foreign issuer.

Item 2. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
 Eric M. Banhazl, President

Date 09/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/21/04

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/23/04

* Print the name and title of each signing officer under his or her signature.